Note to Consolidated Statements of Cash flows	12 Months Ended
Dec. 31, 2021
Disclosure of reconciliation from profit before income tax to cash used in operating activities [Abstract]
Note to consolidated statements of cash flows

41	Note to consolidated statements of cash flows

(a)	Reconciliation from profit before income tax expenses to cash generated from operating activities:

	Year ended December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Profits before income tax	19,433,841	17,909,505	23,400,178
Adjustments for:
Depreciation of property and equipment	276,266	226,862	193,511
Depreciation of right-of-use assets	509,026	604,018	608,889
Amortization of intangible assets	31,967	31,831	22,234
Share of loss/(profit) of associates and joint ventures	(72,807)	(14,837)	31,143
Net gains on sale of property and equipment, and intangible assets	83	184	6,681
Net unrealized losses on financial assets at fair value through profit or loss	732,125	558,044	483,356
Non-cash employee benefits expense—share based payment	(55,443)	165,248	133,395
Asset impairment losses	134,516	7,168	1,100,882
Credit impairment losses	1,710,617	2,768,499	5,658,259
Finance cost classified as financing activities	1,844,209	3,137,737	1,808,050
Investment income classified as investing activities	(988,429)	(1,127,006)	(1,592,319)
Foreign exchange losses/(gains)	95,947	(192,337)	(206,753)

	23,651,918	24,074,916	31,647,506

Change in operating assets and liabilities, net of effects from purchase of controlled entity:
Increase in loans to customers and accounts and other receivables	(34,684,983)	(68,897,073)	(101,160,641)
Increase in accounts and other payables	17,455,647	56,166,868	82,508,406

	6,422,582	11,344,711	12,995,271

(b)	Net decrease in cash and cash equivalents

	Year ended December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Cash and cash equivalents at the end of the year	7,312,061	23,785,651	26,496,310
Less: Cash and cash equivalents at the beginning of the year	(18,576,090)	(7,312,061)	(23,785,651)

Net increase/(decrease) in cash and cash equivalents	(11,264,029)	16,473,590	2,710,659

(c)	Cash and cash equivalents

	Year ended December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Cash at bank (Note 16)	7,352,394	24,158,568	34,743,188
Less: Time deposits with original maturities of more than 3 months	(40,374)	(373,102)	(8,250,270)
Add: Provision for impairment losses	41	185	3,392

Cash and cash equivalents at the end of the year	7,312,061	23,785,651	26,496,310

(d)	Net debt reconciliation
This section sets out an analysis of net debt and the movements in net debt for each of the years ended December 31, 2019, 2020 and 2021.

	Borrowings	Bond payable	Convertible promissory note payable	Convertible redeemable preferred shares	Lease liabilities	Optionally convertible promissory note	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
As of January 1, 2019	4,896,764	289,199	9,134,809	8,935,493	772,960	—	24,029,225
Cash flows	(2,220,683)	(305,447)	(100,522)	530,030	(572,635)	—	(2,669,257)
Acquisitions-leases	—	—	—	—	680,594	—	680,594
Foreign exchange adjustments	116,158	—	160,336	156,540	—	—	433,034
Accrued expense	197,623	16,248	819,754	636,835	58,170	—	1,728,630

As of December 31, 2019	2,989,862	—	10,014,377	10,258,898	939,089	—	24,202,226

Cash flows	7,583,729	—	(92,981)	(928,242)	(596,575)	—	5,965,931
C-round restructuring	—	—	—	(9,234,748)	—	7,762,475	(1,472,273)
Conversion of Class C ordinary shares to ordinary shares upon IPO	—	—	—	(367,916)	—	—	(367,916)
Acquisitions-leases	—	—	—	—	653,251	—	653,251
Disposals-leases	—	—	—	—	(62,913)	—	(62,913)
Foreign exchange adjustments	(469,452)	—	(687,967)	(262,678)	—	(359,442)	(1,779,539)
Accrued expense	211,306	—	883,759	534,686	46,567	127,509	1,803,827

As of December 31, 2020	10,315,445	—	10,117,188	—	979,419	7,530,542	28,942,594

Cash flows	15,242,903	—	(100,937)	—	(663,160)	(446,953)	14,031,853
Acquisitions-leases	—	—	—	—	501,663	—	501,663
Disposals-leases	—	—	—	—	(62,087)	—	(62,087)
Foreign exchange adjustments	(227,077)	—	(239,754)	—	—	(173,565)	(640,396)
Accrued expense	596,146	—	893,001	—	38,709	495,079	2,022,935

As of December 31, 2021	25,927,417	—	10,669,498	—	794,544	7,405,103	44,796,562